Note 14 - Warrants	12 Months Ended
Nov. 30, 2011
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
14.	Warrants

Under U.S. GAAP, where the strike price of warrants is denominated in a currency other than an entity's functional currency  the warrants would not be considered indexed to the entity’s own stock.  In connection with the February 1, 2011 private offering, the Company issued 4,800,000 five year Series A common shares purchase warrants to purchase one half of a share of common stock at an exercise price of $2.50 per whole share and 4,800,000 two year Series B common shares purchase warrants to purchase one half of a share of common stock at an exercise price of $2.50 per whole share.  As noted in Note 10 these warrants are considered to be a derivative liability.

The  fair value of the Series A warrants of $7,214,366 and Series B warrants of $5,441,216 have been initially estimated at February 1, 2011 using the Black-Scholes Options Pricing Model, using volatilities of 70% and 59%, risk free interest rates of 0.99% and 0.29%, expected lives of 5 and 2 years, and dividend yields in each case of Nil, respectively.

The Company also issued to the placement agents 96,000 warrants to purchase a share of common stock at an exercise price of $3.125 per share.  The fair value of the placement agents’ warrants was initially estimated at February 1, 2011 as $229,005 using the Black-Scholes Options Pricing Model, using volatility of 67%, a risk free interest rate of 0.99%, an expected life of 3 years, and a dividend yield of Nil. These placement agent warrants were expensed and are included in financing expense.

The following table provides information on the 8,979,275 warrants outstanding and exercisable as of November 30, 2011:

Exercise price	Number outstanding	Expiry	Shares issuable upon exercise
47.91	243,275	May 24, 2012	243,275
2.50	3,945,000	February 1, 2013	1,972,500
3.125	96,000	March 30, 2014	96,000
2.50	4,695,000	February 1, 2016	2,347,500
	8,979,275		4,659,275

During the year ended November 30, 2011, there were cashless exercises in respect of 960,000 warrants resulting in the issuance of 176,469 common shares. The fair value of $755,124 for these shares was recorded as a charge to additional paid-in capital.  Details of warrant transactions are as follows:

	November 30, 2011	November 30, 2010

Outstanding, beginning of year	357,237	376,699
Issued during the year	9,696,000	-
Exercised during the year	(960,000)	-
Expired during the year	(113,962)	(19,462)
Outstanding, end of year	8,979,275	357,237

U.S. GAAP requires the fair value of these liabilities be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

Accordingly, the fair value of the Series A and Series B warrants at November 30, 2011 using the Black-Scholes Options Pricing Model was estimated to be $3,786,049 and $2,741,185 respectively, and the fair value of the agent warrants was estimated to be $83,781, using the following assumptions as of November 30, 2011:

Warrants outstanding	Dividend	Volatility	Risk free rate	Expected life
		%	%

4,695,000	-	57.8	0.47%	4.2
3,945,000	-	88.7	0.11%	1.2
96,000	-	47.7	0.11%	2.2

The fair value of the warrants obtained through the IPC Arrangement Agreement described in Note 1, outstanding at November 30, 2011 using the Black-Scholes Options Pricing Model was estimated to be $Nil (November 30, 2010 - $7,161), using the following assumptions as of November 30, 2011:

Warrants outstanding	Dividend	Volatility	Risk free rate	Expected life
		%	%

243,275	-	55.4	0.11%	0.5

The change in the fair value of the warrants from the previously recorded amount to November 30, 2011 amounting to a gain of $5,346,878 (2010 - $7,161: 2009 - $226,268) has been recorded as fair value adjustment of derivative liability in the statement of operations.